Finance charges and fair value movement on financial instruments (Detail) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Text block [abstract]
Interest on convertible loan	£ (183)	£ (20)	£ (20)
Interest on private placement loan note	(423)
Interest on TAP funding			(10)
Interest on bank loan	(581)	(1,607)	(1,739)
Interest on lease liabilities	(873)	(428)	(1,314)
Accreted interest on bank loan	(753)		(1,523)
Modification gain on bank loan		456	456
Discounting of provision for deferred cash consideration	(111)	(179)	(221)
Change in warrant fair value	(53)	780	875
Changes in the fair value of the embedded derivative	(63,158)
Changes in the fair value of warrants in connection to private placement	(31,493)
Total finance charge	£ (97,628)	£ (998)	£ (3,496)